--------------------------------------------------------------------------------
 PRESIDENT'S LETTER
--------------------------------------------------------------------------------

[STEVE GIBSON PHOTO]

Dear Shareholder:

All of us in the Liberty family are shocked and saddened by the tragic events of Tuesday, September 11, 2001. We extend our heartfelt sympathies to the families and friends of the victims. As events unfold in the weeks and months to come, we encourage you to share any questions or concerns that you may have regarding your investment portfolio with your financial advisor. Please bear in mind that the following report deals with the six months ended July 31, 2001.

The stock market's continued decline significantly impacted the bond market during the period. In contrast to the stock market, many higher quality bonds performed quite well. Anticipation of Fed rate adjustments in the last months of 2000 was followed by rate cuts totaling 2.75% in the first seven months of 2001, and short-term rates began to fall much faster than rates on longer issues. Further, differing levels of inflationary concern, especially in the beginning of the period, exerted pressure on the long end of the curve, for awhile countering the influence of declining short-term interest rates. However, inflation remained relatively stable despite market concerns, which was beneficial to intermediate and longer-term issues later in the period.

In the following commentary from Gary Swayze, you'll read more about how these significant market events impacted the bond market and how Gary has positioned the portfolio. We thank you for choosing Liberty New York Tax-Exempt Fund, and for giving us the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

--------------------------------------------------------------------------------
   PERFORMANCE HIGHLIGHTS

    NET ASSET VALUE PER SHARE AS OF 7/31/01 ($)
               CLASS A                  7.47
               CLASS B                  7.47
               CLASS C                  7.47

    DISTRIBUTIONS DECLARED PER SHARE 2/1/01-7/31/01 ($)
               CLASS A                 0.159
               CLASS B                 0.133
               CLASS C                 0.143

   A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.
--------------------------------------------------------------------------------

As economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

---------------------------------
   Not FDIC     May Lose Value
                -----------------
   Insured      No Bank Guarantee
---------------------------------

--------------------------------------------------------------------------------
 PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Value of a $10,000 investment
7/31/91-7/31/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES,
 7/31/91-7/31/01 ($)

                                   without          with
                                    sales          sales
                                   charge          charge
 ----------------------------------------------------------
 Class A                            19,455         18,531
 ----------------------------------------------------------
 Class B                            18,191         18,191
 ----------------------------------------------------------
 Class C                            19,109         19,109

[Performance Graph]

                                                 LEHMAN BROS. MUNICIPAL       TAX-EXEMPT-A WITHOUT       TAX EXEMPT-A WITH SALES
                                                       BOND INDEX                 SALES CHARGE                   CHARGE
                                                 ----------------------       --------------------       -----------------------
                                                          10000                       10000                        9525
8/1991                                                    10356                       10457                        9960
                                                          10631                       10584                       10081
                                                          10734                       10758                       10247
                                                          11373                       11426                       10883
                                                          11224                       11205                       10672
                                                          11677                       11694                       11139
                                                          12091                       12106                       11531
                                                          12378                       12382                       11794
                                                          12805                       12810                       12202
                                                          13108                       13092                       12470
                                                          12353                       12187                       11609
                                                          12611                       12459                       11867
                                                          12248                       11976                       11407
                                                          12643                       12391                       11803
                                                          13175                       12939                       12324
                                                          13604                       13150                       12525
                                                          14065                       13667                       13018
                                                          14545                       14248                       13571
                                                          14222                       13853                       13195
                                                          14502                       14094                       13425
                                                          14868                       14438                       13752
                                                          15104                       14641                       13946
                                                          15166                       14700                       14002
                                                          15990                       15539                       14801
                                                          16130                       15639                       14896
                                                          16632                       16210                       15440
                                                          16577                       16057                       15295
                                                          16948                       16459                       15677
                                                          17425                       16926                       16122
                                                          17738                       17282                       16461
                                                          17729                       17197                       16380
                                                          17437                       16793                       15995
                                                          17116                       16264                       15491
                                                          17094                       16184                       15415
                                                          17566                       16760                       15964
                                                          18187                       17429                       16601
                                                          18573                       17832                       16985
                                                          19366                       18707                       17819
                                                          19389                       18578                       17696
7/2001                                                    20019                       19455                       18531

The Lehman Brothers Municipal Bond Index is an unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

Average annual total return as of 7/31/01 (%)

Share class                                                   A                    B                   C
Inception date                                             9/26/86              8/4/92               8/1/97
----------------------------------------------------------------------------------------------------------------
                                                      without     with     without     with     without    with
                                                       sales     sales      sales     sales      sales    sales
                                                      charge     charge    charge     charge    charge    charge
----------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                    3.99        -0.95    3.63     -1.37       3.77        2.77
----------------------------------------------------------------------------------------------------------------
1-year                                                 11.61         6.31   10.81      5.81      11.12       10.12
----------------------------------------------------------------------------------------------------------------
5-year                                                  6.66         5.62    5.85      5.53       6.27        6.27
----------------------------------------------------------------------------------------------------------------
10-year                                                 6.88         6.36    6.17      6.17       6.69        6.69

Average annual total return as of 6/30/01 (%)

Share class                                                   A                    B                   C
----------------------------------------------------------------------------------------------------------------
                                                      without     with     without     with     without    with
                                                       sales     sales      sales     sales      sales    sales
                                                      charge     charge    charge     charge    charge    charge
----------------------------------------------------------------------------------------------------------------
6-month (cumulative)                                    2.18        -2.68    1.80     -3.20       1.95        0.95
----------------------------------------------------------------------------------------------------------------
1-year                                                 10.84         5.57   10.04      5.04      10.36        9.36
----------------------------------------------------------------------------------------------------------------
5-year                                                  6.36         5.33    5.56      5.24       5.99        5.99
----------------------------------------------------------------------------------------------------------------
10-year                                                 6.79         6.28    6.09      6.09       6.61        6.61

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
      SEC YIELDS ON 7/31/01 (%)

       Class A                     4.13
       Class B                     3.68
       Class C                     3.85
       THE 30-DAY SEC YIELDS REFLECT THE
       PORTFOLIO'S EARNING POWER, NET OF
       EXPENSES, EXPRESSED AS AN ANNUALIZED
       PERCENTAGE OF THE PUBLIC OFFERING
       PRICE AT THE END OF THE PERIOD. IF THE
       ADVISOR OR ITS AFFILIATES HAD NOT
       WAIVED CERTAIN FUND EXPENSES, THE SEC
       YIELD WOULD HAVE BEEN 3.94%, 3.49%,
       AND 3.35% FOR CLASS A, B AND C SHARES,
       RESPECTIVELY.

      TAXABLE-EQUIVALENT SEC YIELDS
      ON 7/31/01 (%)

       Class A                     7.22
       Class B                     6.43
       Class C                     6.73
       TAXABLE-EQUIVALENT SEC YIELDS ARE
       BASED ON THE MAXIMUM EFFECTIVE 42.81%
       FEDERAL AND STATE INCOME TAX RATE.
       THIS TAX RATE DOES NOT REFLECT THE
       PHASE OUT OF EXEMPTIONS OR THE
       REDUCTION OF OTHERWISE ALLOWABLE
       DEDUCTIONS THAT OCCUR WHEN ADJUSTED
       GROSS INCOME EXCEEDS CERTAIN LEVELS.

      BOUGHT
      NEW YORK YESHIVA UNIVERSITY
      5.375% 7/1/15
      AMBAC INSURED, AAA (0.4% OF NET ASSETS)

      THIS BOND IS AN INTERMEDIATE ISSUE OF HIGH QUALITY, AND IS NONCALLABLE.

      SOLD
      NEW YORK PORT AUTHORITY NY/NJ JFK AIRPORT
      6.25% 12/1/08
      MBIA INSURED, AAA

      ALTHOUGH THIS BOND IS OF HIGH QUALITY, ITS RELATIVELY SHORT MATURITY MAKES IT LESS SUITED TO OUR INVESTMENT STRATEGY.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      THE STATEMENTS CONTAINED IN THIS REPORT WERE WRITTEN
      PRIOR TO THE TRAGIC EVENTS OF SEPTEMBER 11, 2001. AS NOT ALL US
      MARKETS HAD REOPENED AT THE TIME THIS REPORT WAS PRINTED, WE CANNOT SPECULATE ABOUT THE SHORT- AND LONG-TERM IMPACT ON THE ECONOMY.
      PLEASE VISIT LIBERTYFUNDS.COM FOR REGULARLY UPDATED ECONOMIC
      COMMENTARY BY SENIOR ECONOMIST C. FRAZIER EVANS.
--------------------------------------------------------------------------------

For the six months ended July 31, 2001, the Liberty New York Tax-Exempt Fund returned 3.99% on class A shares (without sales charge), outperforming its benchmark, the Lehman Brothers Municipal Bond Index, which posted a total return of 3.38%. In addition, the fund outperformed its peers, the Lipper New York Municipal Debt Funds, which posted an average return of 3.45% for the period.(1) Falling interest rates and low inflation contributed to the fund's solid performance in the midst of a dramatically softening economy.

RATES DECLINE AND YIELD CURVE STEEPENS

Throughout the period, Fed easing caused a substantial and fairly consistent decline in short-term rates. However, while the economic slowdown did cause layoffs, the impact to the unemployment rate was negligible. Concerns that wage pressure might lead to inflation prevented long-term rates from falling further, and the yield curve steepened. As the extent of the weakness in the economy became clear, however, inflationary concerns began to diminish. As the period drew to a close, the market seemed to expect further easing and economic weakness, along with low inflation levels, which began to positively influence the price of longer-term bonds.

PORTFOLIO POSITIONED TO BENEFIT FROM DECLINING RATES

In an attempt to benefit from these falling interest rates while reducing some of the volatility that often accompanies long-term issues, we emphasized intermediate-term debt during the period. In maintaining a focus on noncallable bonds and bonds with good call protection, the fund was able to enjoy the benefits of falling rates across the yield curve. In addition, by increasing duration, or interest rate sensitivity, we positioned the fund to benefit from declining long-term interest rates. With regard to portfolio composition, we kept the portfolio well represented in good-quality bonds, while keeping an eye out for opportunities from lower-quality issues.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

SLOWER ECONOMY IN NEW YORK

Weakness in the stock market led to a slowdown on Wall Street, which will make itself felt in the New York economy. Signs of weakening included rising unemployment claims, moderated spending on consumer retail goods, and a slowing in the state's commercial real estate market. A slowdown in manufacturing occurred in upstate New York as well.

/s/ GARY SWAYZE
GARY SWAYZE

GARY SWAYZE is portfolio manager of Liberty New York Tax-Exempt Fund and a senior vice president of the advisor.

Tax-exempt bonds involve special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. Tax-free mutual funds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Single-state municipal bond funds pose additional risks due to limited geographical diversification. Because the fund may invest a percentage of its total assets in a single issuer, it may have increased risk compared to a similar diversified fund.

--------------------------------------------------------------------------------
MATURITY BREAKDOWN (%)
--------------------------------------------------------------------------------

[BAR CHART]

                                                                       AS OF 7/31/01                      AS OF 1/31/01
                                                                       -------------                      -------------
1-3 years                                                                      0                                7.8
5-7 years                                                                    0.8                                  1
7-10 years                                                                   8.6                                6.6
10-15 years                                                                   23                                 22
15-20 years                                                                 39.9                               29.4
20-25 years                                                                  9.8                                 18
25 years and over                                                           12.6                               15.2


Maturity breakdowns are calculated as a percentage of total investments, including short-term obligations. As the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns in the future.

--------------------------------------------------------------------------------
QUALITY BREAKDOWN  AS OF 7/31/01 (%)
--------------------------------------------------------------------------------

[PERFORMANCE PIE CHART]

AAA                                                                              38.6
AA                                                                               33.7
A                                                                                 8.1
BBB                                                                               5.2
Non-rated                                                                         9.1
Cash equivalents                                                                  5.3


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following nationally recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Investors Service, Inc.

As the fund is actively managed, there can be no guarantee that the fund will continue to maintain these quality breakdowns in the future.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

Municipal Bonds - 97.9%                                 PAR            VALUE
--------------------------------------------------------------------------------
EDUCATION - 8.5%
EDUCATION - 8.5%
State Dormitory Authority:
  Series 1985,
    7.800% 12/01/05                            $     15,000   $       15,305
New York University,
  Series 1998-A,
    5.750% 07/01/27                               2,000,000        2,242,520
Pace University,
    6.500% 07/01/11                               1,000,000        1,187,620
Siena College,
  Series 2001,
    5.000% 07/01/21                                 565,000          564,271
University of New York,
  Series 2001-I,
    5.500% 07/01/14                                 945,000        1,042,628
University of Rochester,
  Series 1999,
    6.000% 07/01/24                               1,000,000        1,086,430
  Series 2000,
    (a) 07/01/14                                  1,000,000          664,560
Yeshiva University,
  Series 2001,
    5.375% 07/01/15                                 400,000          424,776
Tompkins County Industrial Development
  Agency, Cornell University,
  Series 2000,
    5.625% 07/01/20                               1,000,000        1,070,150
                                                              --------------
                                                                   8,298,260
                                                              --------------
----------------------------------------------------------------------------
HEALTHCARE - 6.7%
CONGREGATE CARE RETIREMENT - 1.8%
State Dormitory Authority, Miriam Osborn
  Memorial Home, Series 2000-B,
    6.875% 07/01/19                               1,000,000        1,131,670
Suffolk County Industrial Development Agency,
  Jefferson Ferry,
  Series 1999-A,
    7.200% 11/01/19                                 600,000          618,000
                                                              --------------
                                                                   1,749,670
                                                              --------------

HOSPITAL - 3.5%
State Dormitory Authority:
Mount Sinai Health Obligation Group,
  Series 2000,
    6.000% 07/01/11                               1,500,000        1,625,445

                                                        Par            Value
--------------------------------------------------------------------------------
New Island Hospital, Series 1999-A,
    5.750% 07/01/19                            $  1,215,000   $    1,301,058
NY Yonkers Industrial Development Agency,
St. Johns Riverside Hospital,
  Series 2001-A,
    6.800% 07/01/16                                 500,000          511,170
                                                              --------------
                                                                   3,437,673
                                                              --------------

NURSING HOME - 1.4%
Essex County Industrial Development Agency,
  Moses Ludington Nursing Home,
  Series 2000,
    6.200% 02/01/30                               1,250,000        1,375,887
                                                              --------------
----------------------------------------------------------------------------

HOUSING - 6.0%
ASSISTED LIVING/SENIOR - 3.9%
Glen Cove Housing Authority,
    8.250% 10/01/26                               1,000,000        1,050,000
Huntington Housing Authority,
  Gurwin Jewish Senior Center,
  Series 1999,
    5.875% 05/01/19                               1,500,000        1,342,500
Mount Vernon Industrial Development Agency,
  Series 1999:
    6.150% 06/01/19                               1,000,000          872,500
    6.200% 06/01/29                                 615,000          514,294
                                                              --------------
                                                                   3,779,294
                                                              --------------

MULTI-FAMILY - 2.1%
Hudson Housing Development Corp., Providence
  Hall-Schuyler Court Project, Series 1992-A,
    6.500% 01/01/22                                 750,000          767,392
Nyack Housing Assistance Corp., Nyack Plaza
  Apartments,
    7.375% 06/01/21                               1,051,603        1,053,391
State Housing Finance Agency,
  Series 1989-B,
    7.550% 11/01/29                                 230,000          231,762
                                                              --------------
                                                                   2,052,545
                                                              --------------
----------------------------------------------------------------------------

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------

INDUSTRIAL - 2.4%
FOREST PRODUCTS - 0.5%
Essex County Industrial Development Agency,
  International Paper Corp.,
  Series 1999-A,
    6.450% 11/15/23                            $    500,000   $      521,190
                                                              --------------

MANUFACTURING - 0.8%
Monroe County Industrial Development Agency,
  Yorkmill Realty Association, Series 1986,
    9.500% 12/01/06                                 770,000          782,782
                                                              --------------
OIL AND GAS - 1.1%
State Energy Research & Development
  Authority, Central Hudson Gas & Electric
  Corp.,
  Series 1999,
    5.450% 08/01/27                               1,000,000        1,035,590
                                                              --------------
----------------------------------------------------------------------------

OTHER - 3.2%
OTHER - 0.5%
New York County Tobacco II,
    5.750% 06/01/43                                 500,000          509,240
                                                              --------------

POOL/BOND BANK - 2.2%
State Environmental Facilities Corp.,
  Series 2001,
    5.250% 11/15/15                               2,000,000        2,098,180
                                                              --------------
REFUNDED/ESCROWED(B) - 0.5%
State Dormitory Authority, State University
  of New York,
  Series 1990-B,
    7.500% 05/15/11                                 405,000          506,485
                                                              --------------
----------------------------------------------------------------------------

OTHER REVENUE - 2.7%
RECREATION - 2.7%
Hamilton Industrial Development Agency,
  Adirondack Historical Association,
  Series 1998-A,
    5.250% 11/01/18                                 500,000          489,410

                                                   PAR            VALUE
----------------------------------------------------------------------------
New York City Cultural Trust, American Museum
  of Natural History,
  Series 1999-A,
    5.750% 07/01/29                            $  2,000,000   $    2,139,420
                                                              --------------
                                                                   2,628,830
                                                              --------------
----------------------------------------------------------------------------

RESOURCE RECOVERY - 1.0%
RESOURCE RECOVERY - 1.0%
Niagara County Industrial Development Agency,
  American Refining Fuel Co.,
  Series 2001-C,
    5.625% 11/15/24                               1,000,000        1,015,020
                                                              --------------
----------------------------------------------------------------------------

TAX-BACKED - 42.2%
LOCAL APPROPRIATED - 0.6%
State Dormitory Authority:
  Judicial Facilities,
  Series 1991-A,
    9.500% 04/15/14                                 100,000          114,565
Westchester County, Series 1998,
    (a) 08/15/19                                  1,200,000          486,432
                                                              --------------
                                                                     600,997
                                                              --------------
LOCAL GENERAL OBLIGATIONS - 2.9%
City of Yonkers,
  Series 1999-A,
    4.500% 12/01/17                               1,000,000          957,500
New York City,
  Series 2001-H,
    5.250% 03/15/15                               1,750,000        1,814,838
                                                              --------------
                                                                   2,772,338
                                                              --------------

SPECIAL NON-PROPERTY TAX - 20.2%
Metropolitan Transportation Authority,
  Series, 1998-A,
    4.500% 04/01/18                               2,000,000        1,916,080
New York City Transitional Finance Authority,
  Series 1998-C,
    4.750% 05/01/23                               3,000,000        2,843,880

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
TAX-BACKED (CONTINUED)
SPECIAL NON-PROPERTY TAX (CONTINUED)
State Local Government Assistance Corp.:
  Series 1993-C,
    5.500% 04/01/17                            $  2,100,000   $    2,292,003
  Series 1993-E,
    6.000% 04/01/14                               3,945,000        4,523,692
  Series 1993-E,
    5.000% 04/01/21                               6,650,000        6,741,305
  Series 1998-A,
    4.500% 04/01/17                               1,525,000        1,442,437
                                                              --------------
                                                                  19,759,397
                                                              --------------

STATE APPROPRIATED - 16.1%
Mental Health Services Facilities,
  Series 1998-D,
    4.750% 02/15/25                               1,000,000          940,580
State Dormitory Authority:
  City University:
  Series 1990-C,
    7.500% 07/01/10                               1,500,000        1,762,815
  Series 1993-A,
    5.500% 05/15/13                               3,000,000        3,303,690
  Series 1993-A,
    6.000% 07/01/20                               2,000,000        2,282,580
  State University:
  Series 1999,
    5.250% 05/15/18                               1,000,000        1,031,520
  Series 2000-C,
    5.750% 05/15/17                               1,000,000        1,122,000
State University Educational Facilities,
  Series, 1998-B,
    4.500% 05/15/20                               1,000,000          929,100
University of New York,
  Series 1990-B,
    7.500% 05/15/11                                 845,000        1,008,499
State Housing Finance Agency,
  Series 1990-A,
    8.000% 11/01/08                                  15,000           15,359
State Medical Care Facilities Finance Agency:
  Series 1987-A,
    8.875% 08/15/07                                  10,000           10,304
  Series 1990-B,
    7.875% 08/15/08                                  10,000           10,139

                                                   PAR            VALUE
----------------------------------------------------------------------------
State Urban Development Corp.:
  Series 1993-A,
    5.500% 01/01/14                            $  1,000,000   $    1,100,300
  Series 2000-D,
    5.000% 01/01/12                               1,000,000        1,047,390
Triborough Bridge & Tunnel Authority, Javits
  Convention Center Project,
  Series E,
    7.250% 01/01/10                               1,000,000        1,156,420
                                                              --------------
                                                                  15,720,696
                                                              --------------

STATE GENERAL OBLIGATIONS - 2.4%
Puerto Rico Aqueduct & Sewer Authority,
  Series 1995,
    6.250% 07/01/12                               2,000,000        2,336,860
                                                              --------------
----------------------------------------------------------------------------

TRANSPORTATION - 8.2%
TOLL FACILITIES - 5.8%
State Thruway Authority, Highway & Bridging
  Trust Fund:
  Series 1999-A,
    5.125% 04/01/13                               1,500,000        1,572,780
  Series 2000-A,
    5.750% 04/01/17                               1,000,000        1,086,610
  Series 2000-B,
    5.500% 04/01/10(c)                            1,000,000        1,103,500
Triborough Bridge & Tunnel Authority:
  Series 1993-B,
    5.000% 01/01/20                                 500,000          510,270
  Series Y,
    5.500% 01/01/17                               1,300,000        1,415,323
                                                              --------------
                                                                   5,688,483
                                                              --------------

TRANSPORTATION - 2.4%
Albany Parking Authority, Green and Hudson
  Garage Project,
  Series 1991-A,
    7.150% 09/15/16                                 250,000          255,947
Port Authority of New York & New Jersey,
  Series 85,
    5.375% 03/01/28                               2,000,000        2,119,620
                                                              --------------
                                                                   2,375,567
                                                              --------------
----------------------------------------------------------------------------

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

         MUNICIPAL BONDS (CONTINUED)               PAR            VALUE
----------------------------------------------------------------------------
UTILITY - 13.2%
INDEPENDENT POWER PRODUCER - 3.4%
City Industrial Development Agency, Brooklyn
  Navy Yard Partners,
  Series 1997,
    6.200% 10/01/22                            $    750,000   $      781,553
Port Authority of New York & New Jersey, KIAC
  Partners,
  Series 1996-IV,
    6.750% 10/01/19                               2,000,000        2,100,000
Suffolk County Industrial Development Agency,
  Nissequogue Cogen Partners,
  Series 1998,
    5.500% 01/01/23                                 500,000          458,125
                                                              --------------
                                                                   3,339,678
                                                              --------------

INVESTOR OWNED - 1.8%
State Energy Research & Development
  Authority, Brooklyn Union Gas Co.,
  Series 1993-A, IFRN, (variable rate),
    9.730% 04/01/20                               1,500,000        1,773,750
                                                              --------------

MUNICIPAL ELECTRIC - 4.2%
Long Island Power Authority:
  Series 1998-A,
    5.250% 12/01/26                               1,000,000          994,380
  Series 2000-A,
    (a) 06/01/15                                  1,500,000          769,905
  Series 2000-A,
    (a) 06/01/18                                  1,000,000          431,910
Puerto Rico Electric Power Authority:
  Series 1998-DD,
    4.500% 07/01/19                               1,000,000          958,380
  Series 1998-EE,
    4.500% 07/01/18                               1,000,000          964,360
                                                              --------------
                                                                   4,118,935
                                                              --------------
WATER & SEWER - 3.8%
Albany Municipal Water Finance Authority,
  Series 2000-A,
    6.375% 12/01/17                                 200,000          227,036

                                                   PAR            VALUE
----------------------------------------------------------------------------
New York City Municipal Water Finance
  Authority:
  Series 1998-D,
    4.750% 06/15/25                            $  1,000,000   $      945,340
  Series 1998-D,
    4.750% 06/15/25                               1,200,000        1,134,408
  Series 2001-D,
    (a) 06/15/17                                  3,000,000        1,363,590
                                                              --------------
                                                                   3,670,374
                                                              --------------
TOTAL MUNICIPAL BONDS (cost of $85,012,627)                       91,947,721
                                                              --------------
SHORT-TERM OBLIGATIONS - 5.3%
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 5.3%(d)
AZ Phoenix Industrial Development Authority,
  Valley of the Sun YMCA,
  Series 2001,
    2.800% 01/01/31                                 200,000          200,000
CO Jefferson County, Rocky Mountain
  Butterfly,
  Series 1998,
    2.650% 06/01/10                                 290,000          290,000
CO State Educational & Cultural Facilities
  Authority, National Cable Television
  Center,
  Series 1999,
    2.650% 10/01/06                                 200,000          200,000
IA State Finance Authority, Village Court
  Association Project,
  Series 1985-A,
    2.650% 11/01/15                                 400,000          400,000
IA State Higher Education Loan Authority, St.
  Ambrose University,
  Series 1999,
    2.650% 10/01/09                                 300,000          300,000
IA Woodbury County, Siouxland Medical
  Educational Foundation,
  Series 1996,
    2.700% 11/01/16                                 200,000          200,000
IL Sauget, Monsanto Co.,
  Series 1993,
    2.800% 05/01/28                                 200,000          200,000
IN Allen County, Golden Years Homestead,
  Inc.,
  Series 1996,
    2.650% 08/01/21                                 400,000          400,000

See notes to investment portfolio.

--------------------------------------------------------------------------------
 INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

                                                   Par            Value
           Short-Term Obligations
                 (continued)
----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
KS State Development Finance Authority,
  Series 2000,
    2.800% 05/15/26                            $    500,000   $      500,000
MI State Strategic Fund, Detroit Symphony
  Project,
  Series 2001-A,
    1.700% 06/01/31                                 800,000          800,000
MN Minneapolis:
  Series 1997-A,
    2.500% 12/01/02                                 200,000          200,000
  Series 1999,
    2.500% 12/01/18                                 400,000          400,000
  Series 2000,
    2.500% 12/01/10                                 600,000          600,000
NM Albuquerque, Menaul School,
  Series 1998,
    2.750% 06/01/18                                 400,000          400,000
NY New York City,
  Series 1994 E-3,
    2.650% 08/01/23                                 100,000          100,000
                                                              --------------

TOTAL SHORT-TERM OBLIGATIONS (cost of $5,190,000)                  5,190,000
                                                              --------------

TOTAL INVESTMENTS - 99.4% (cost of $90,202,627)                   97,137,721
                                                              --------------


OTHER ASSETS & LIABILITIES, NET - 0.6%                               539,822
----------------------------------------------------------------------------
NET ASSETS - 100.0%                                           $   97,677,543
                                                              --------------

NOTES TO INVESTMENT PORTFOLIO:

(a)  Zero coupon bond.

(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(c) A portion of this security, with a total market value of $73,083 is being used to collateralize open futures contracts.

(d) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specific dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates are listed as of July 31, 2001.

Long futures contract open on July 31, 2001:

                       PAR VALUE                      UNREALIZED
                       COVERED BY                    APPRECIATION
        TYPE           CONTRACTS      EXPIRATION     AT 07/31/01
        ----           ----------     ----------     ------------
US Long Bond           $4,700,000   September 2001     $142,057

  Acronym               Name
  -------    ---------------------------
   IFRN      Inverse Floating Rate Note

See notes to investment portfolio.

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

ASSETS
Investments, at value (cost of
  $90,202,627)                              $97,137,721
Cash                                             66,600
Receivable for:
  Fund shares sold                              459,177
  Interest                                        6,569
  Dividends                                   1,010,362
  Variation margin for futures contracts         14,688
  Expense reimbursement due from Advisor         13,344
Deferred Trustees' Compensation Plan              9,843
Other assets                                      3,025
                                            -----------
    Total Assets                             98,721,329
                                            -----------
LIABILITIES
PAYABLE FOR:
  Investments purchased                         492,170
  Fund shares repurchased                       281,491
  Distributions                                 171,327
  Management fee                                 39,208
  Transfer agent fee                             10,987
  Bookkeeping fee                                 3,527
  Trustees' fee                                   1,160
  Deferred Trustees' fee                          9,843
Other liabilities                                34,073
                                            -----------
    Total Liabilities                         1,043,786
                                            -----------
NET ASSETS                                  $97,677,543
                                            ===========
COMPOSITION OF NET ASSETS
Paid in capital                             $91,928,824
Undistributed net investment income             253,239
Accumulated net realized loss                (1,581,671)
Net unrealized appreciation on:
  Investments                                 6,935,094
  Open futures contracts                        142,057
                                            -----------
NET ASSETS                                  $97,677,543
                                            ===========
Net assets value and redemption price per
  share -- Class A ($58,847,601/7,879,156)  $      7.47(a)
                                            ===========
Maximum offering price per share -- Class
  A ($7.47/0.9525)                          $      7.84(b)
                                            ===========
Net asset value and offering price per
  share -- Class B ($35,747,449/4,785,801)  $      7.47(a)
                                            ===========
Net asset value and offering price per
  share -- Class C ($3,082,493/412,705)     $      7.47(a)
                                            ===========

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Six Months Ended July 31, 2001 (Unaudited)

INVESTMENT INCOME
Interest                                      $2,476,537
EXPENSES
Management fee                   $  225,557
Service fee                          90,070
Distribution fee -- Class B         141,746
Distribution fee -- Class C           4,508
Transfer agent fee                   61,147
Bookkeeping fee                      18,024
Trustees' fee                         2,320
Custody fee                           3,530
Other expenses                       42,053
                                 ----------
      Total Expenses                588,955
Fees and expenses waived or
  borne by Advisor                  (78,432)
Fees waived by
  Distributor -- Class C             (1,803)
Custody credits earned               (3,530)
                                 ----------
  Net Expenses                                   505,190
                                              ----------
  Net Investment Income                        1,971,347
                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                       167,055
  Closed futures contracts          (61,691)
                                 ----------
    Net realized gain                            105,364
Net change in unrealized
  appreciation/depreciation on:
  Investments                     1,214,112
  Open futures contracts            142,057
                                 ----------
Net change in unrealized
  appreciation/depreciation                    1,356,169
                                              ----------
    Net Gain                                   1,461,533
                                              ----------
Increase in Net Assets from
  Operations                                  $3,432,880
                                              ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                                 SIX MONTHS         YEAR ENDED
                                                                   ENDED           JANUARY 31,
             INCREASE (DECREASE) IN NET ASSETS                 JULY 31, 2001           2001
-------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                           $  1,971,347       $  4,070,282
Net realized gain on investments and future contracts                105,364            313,900
Net change in unrealized appreciation/depreciation on
  investments and futures contracts                                1,356,169          7,956,796
                                                                ------------       ------------
  Net Increase from Operations                                     3,432,880         12,340,978
                                                                ------------       ------------
DISTRIBUTION TO SHAREHOLDERS:
From net investment income -- Class A                             (1,116,930)        (2,264,495)
From net investment income -- Class B                               (695,377)        (1,847,339)
From net investment income -- Class C                                (22,889)           (26,650)
                                                                ------------       ------------
  Total Distribution to Shareholders                              (1,835,196)        (4,138,484)
                                                                ------------       ------------
SHARE TRANSACTIONS:
Subscriptions -- Class A                                          16,925,857          8,706,349
Distributions reinvested -- Class A                                  539,657          1,061,926
Redemptions -- Class A                                            (7,318,278)        (9,661,773)
                                                                ------------       ------------
  Net Increase -- Class A                                         10,147,236            106,502
                                                                ------------       ------------
Subscriptions -- Class B                                           4,816,005          5,284,218
Distributions reinvested -- Class B                                  339,951            963,285
Redemptions -- Class B                                           (11,032,637)       (13,951,878)
                                                                ------------       ------------
  Net Decrease -- Class B                                         (5,876,681)        (7,704,375)
                                                                ------------       ------------
Subscriptions -- Class C                                           2,608,453            368,207
Distributions reinvested -- Class C                                   18,107             26,070
Redemptions -- Class C                                              (484,316)          (204,408)
                                                                ------------       ------------
  Net Increase -- Class C                                          2,142,244            189,869
                                                                ------------       ------------
Net Increase (Decrease) from Fund Share Transactions               6,412,799         (7,408,004)
                                                                ------------       ------------
Total Increase in Net Assets                                       8,010,483            794,490
NET ASSETS
Beginning of period                                               89,667,060         88,872,570
                                                                ------------       ------------
End of period (including undistributed and overdistributed
  net investment income of $253,239 and ($112,788),
  respectively)                                                 $ 97,677,543       $ 89,667,060
                                                                ============       ============

See notes to financial statements.

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                (UNAUDITED)
                                                                 SIX MONTHS          YEAR ENDED
                                                                   ENDED             JANUARY 31,
                                                               JULY 31, 2001            2001
---------------------------------------------------------------------------------------------------
CHANGES IN SHARES:
Subscriptions -- Class A                                          2,301,832           1,222,391
Issued for distributions reinvested -- Class A                       73,462             151,802
Redemptions -- Class A                                             (998,998)         (1,376,807)
                                                                 ----------          ----------
  Net Increase (Decrease) -- Class A                              1,376,296              (2,614)
                                                                 ----------          ----------
Subscriptions -- Class B                                            655,026             747,510
Issued for distributions reinvested -- Class B                       46,290             137,828
Redemptions -- Class B                                           (1,505,226)         (1,992,184)
                                                                 ----------          ----------
  Net Decrease -- Class B                                          (803,910)         (1,106,846)
                                                                 ----------          ----------
Subscriptions -- Class C                                            353,336              50,529
Issued for distributions reinvested -- Class C                        2,458               3,721
Redemptions -- Class C                                              (65,650)            (29,610)
                                                                 ----------          ----------
  Net Increase -- Class C                                           290,144              24,640
                                                                 ----------          ----------

See notes to financial statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

July 31, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty New York Tax Exempt Fund, (the "Fund"), a series of Liberty Funds Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return as is consistent with prudent risk by pursuing current income exempt from federal and New York state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.
FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount and market discount are accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium is amortized against interest income with a corresponding decrease in the cost basis.

Effective February 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount on all debt securities. The cumulative effect of this accounting change will not impact total net assets of the Fund, but will result in a $229,876 increase in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

cost of securities and a corresponding $229,876 decrease in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001 was to increase net investment income by $26,168, decrease net unrealized appreciation by $25,806, and decrease net realized gains by $362. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                                          Annual
Average Net Assets                       Fee Rate
------------------                       --------
First $2 billion                          0.50%
Over $2 billion                           0.45%

BOOKKEEPING FEE:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

During the period February 1, 2001 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.07% annually of the Fund's average net assets.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $3,552 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $13,023, $522,726, and $2,096 on Class A, Class B, and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to December 1, 1994 and (2) 0.25% of net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2001, the Fund's service fee was 0.20%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

amounts paid by the Distributor to dealers who sold such shares.
EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.
OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $3,530 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2001. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:

For the six months ended July 31, 2001, purchases and sales of investments, other than short-term obligations were $14,337,964 and $5,755,094, respectively.

Unrealized appreciation (depreciation) at July 31, 2001, based on cost of investments for financial statement purposes was:

     Gross unrealized appreciation     $7,374,834
     Gross unrealized depreciation       (439,740)
                                       ----------
          Net unrealized appreciation  $6,935,094
                                       ==========

CAPITAL LOSS CARRYFORWARDS:

At January 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                         Capital Loss
    Year of Expiration   Carryforward
    ------------------   ------------
           2004          $ 1,057,000
           2005               79,000
           2008               98,000
                         -----------
                         $ 1,234,000
                         ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid in capital.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 2001.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                           (UNAUDITED)
                                                            SIX MONTHS
                                                              ENDED                    YEAR ENDED JANUARY 31,
                                                             JULY 31,      -----------------------------------------------
CLASS A SHARES:                                                2001         2001      2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $  7.34       $  6.68   $  7.49   $  7.38   $  7.04   $  7.25
                                                             -------       -------   -------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.17(a)       0.35(b)    0.35(b)    0.36    0.38      0.39
Net realized and unrealized gain (loss)                         0.12          0.67     (0.81)     0.11      0.35     (0.20)
                                                             -------       -------   -------   -------   -------   -------
Total from Investment Operations                                0.29          1.02     (0.46)     0.47      0.73      0.19
                                                             -------       -------   -------   -------   -------   -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                     (0.16)        (0.36)    (0.35)    (0.35)    (0.38)    (0.40)
In excess of net investment income                                --            --        --     (0.01)       --        --
From capital paid in                                              --            --        --        --     (0.01)       --
                                                             -------       -------   -------   -------   -------   -------
Total Distributions Declared to Shareholders                   (0.16)        (0.36)    (0.35)    (0.36)    (0.39)    (0.40)
                                                             -------       -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                               $  7.47       $  7.34   $  6.68   $  7.49   $  7.38   $  7.04
                                                             -------       -------   -------   -------   -------   -------
Total return(c)(d)                                             3.99%(f)     15.58%   (6.34)%     6.61%    10.67%     2.76%
                                                             =======       =======   =======   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS
Net Expenses(e)                                                0.80%(g)      0.79%     0.79%     0.77%     0.67%     0.65%
Net investment income(e)                                       4.63%(g)      5.02%     4.90%     4.78%     5.31%     5.56%
Waiver/reimbursement                                           0.17%(g)      0.22%     0.18%     0.16%     0.28%     0.29%
Portfolio turnover rate                                           7%(f)        18%       17%       28%       38%       78%
Net assets at end of period (000)                            $58,848       $47,733   $43,471   $55,348   $51,744   $50,648

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Not annualized.
(g)  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                              (UNAUDITED)
                                               SIX MONTHS
                                                 ENDED                     YEAR ENDED JANUARY 31,
                                                JULY 31,      ------------------------------------------------
CLASS B SHARES:                                   2001         2001       2000      1999      1998      1997
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  7.34       $  6.68   $   7.49   $  7.38   $  7.04   $  7.25
                                                -------       -------   --------   -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                              0.14(a)       0.30(b)     0.29(b)    0.30    0.33      0.34
Net realized and unrealized gain (loss)            0.12          0.67      (0.81)     0.12      0.35     (0.21)
                                                -------       -------   --------   -------   -------   -------
Total from Investment Operations                   0.26          0.97      (0.52)     0.42      0.68      0.13
                                                -------       -------   --------   -------   -------   -------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS:
From net investment income                        (0.13)        (0.31)     (0.29)    (0.30)    (0.33)    (0.34)
From capital paid in                                 --            --         --     (0.01)    (0.01)       --
                                                -------       -------   --------   -------   -------   -------
Total Distributions Declared to
  Shareholders                                    (0.13)        (0.31)     (0.29)    (0.31)    (0.34)    (0.34)
                                                -------       -------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                  $  7.47       $  7.34   $   6.68   $  7.49   $  7.38   $  7.04
                                                -------       -------   --------   -------   -------   -------
Total return(c)(d)                                3.63%(f)     14.74%    (7.04)%     5.80%     9.85%     1.99%
                                                =======       =======   ========   =======   =======   =======
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                       1.55%(g)      1.54%      1.54%     1.52%     1.42%     1.40%
Net investment income(e)                          3.88%(g)      4.27%      4.15%     4.03%     4.56%     4.81%
Waiver/reimbursement                              0.17%(g)      0.22%      0.18%     0.16%     0.28%     0.29%
Portfolio turnover rate                              7%(f)        18%        17%       28%       38%       78%
Net assets at end of period (000)               $35,747       $41,034   $ 44,747   $54,079   $52,313   $52,861

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Not annualized.
(g)  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for a share of each class outstanding throughout each period is as follows:

                                                        (UNAUDITED)
                                                         SIX MONTHS
                                                           ENDED               YEAR ENDED JANUARY 31,
                                                          JULY 31,      -------------------------------------
CLASS C SHARES:                                             2001         2001      2000       1999    1998(F)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 7.34       $  6.68   $  7.49    $ 7.38   $ 7.27
                                                           ------       -------   -------    ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                        0.15(a)       0.32(b)    0.31(b)   0.32    0.17
Net realized and unrealized gain (loss)                      0.12          0.67     (0.81)     0.12     0.12
                                                           ------       -------   -------    ------   ------
Total from Investment Operations                             0.27          0.99     (0.50)     0.44     0.29
                                                           ------       -------   -------    ------   ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                  (0.14)        (0.33)    (0.31)    (0.32)   (0.18)
From capital paid in                                           --            --        --     (0.01)      --
                                                           ------       -------   -------    ------   ------
Total Distributions Declared to Shareholders                (0.14)        (0.33)    (0.31)    (0.33)   (0.18)
                                                           ------       -------   -------    ------   ------
NET ASSET VALUE, END OF PERIOD                             $ 7.47       $  7.34   $  6.68    $ 7.49   $ 7.38
                                                           ------       -------   -------    ------   ------
Total return(c)(d)                                          3.77%(g)     15.07%     (6.76)%   6.13%    4.04%(g)
                                                           ======       =======   =======    ======   ======
RATIOS TO AVERAGE NET ASSETS
Expenses(e)                                                 1.25%(h)      1.24%     1.24%     1.22%    1.12%(h)
Net investment income(e)                                    4.18%(h)      4.57%     4.45%     4.33%    4.72%(h)
Waiver/reimbursement                                        0.47%(h)      0.52%     0.48%     0.46%    0.59%(h)
Portfolio turnover rate                                        7%(g)        18%       17%       28%      38%(g)
Net assets at end of period (000)                          $3,082       $   900   $   654    $  720   $  104

(a) Per share data was calculated using average shares outstanding during the period.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(g)  Not annualized.
(h)  Annualized.

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                                                                              19
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 20
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--------------------------------------------------------------------------------
 TRUSTEES & TRANSFER AGENT
--------------------------------------------------------------------------------

DOUGLAS A. HACKER

Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY

Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA

Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER

Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON

Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER

Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO

Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL

Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD

Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE

Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty New York Tax-Exempt Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty New York Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty New York Tax-Exempt Fund

[PHOTO BACKGROUND]
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                                              Tax-Exempt Fund
                                             Semiannual Report
                                               July 31, 2001



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
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At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kids' education, building your retirement nest egg, or
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personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

LIBERTY NEW YORK TAX-EXEMPT FUND     SEMIANNUAL REPORT, JULY 31, 2001

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Liberty Funds Distributor, Inc. (C) 2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


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